Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000015147 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000015147 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015149 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000015149 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000126484 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000126484 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015151 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000015151 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000056118 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000056118 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000056118 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000056118 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000056118 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000056118 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.40%
C000056118 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.60%
C000056118 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	2.80%
C000056118 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	8.30%
C000056118 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.10%
C000056118 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	55.90%
C000056118 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.00%
C000056118 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000056118 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000056118 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000070757 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000070757 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000070757 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000070757 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000070757 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000070757 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.40%
C000070757 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.60%
C000070757 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	2.80%
C000070757 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	8.30%
C000070757 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.10%
C000070757 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	55.90%
C000070757 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.00%
C000070757 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000070757 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000070757 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000171406 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000171406 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171406 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000171406 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000171406 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000171406 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171406 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.60%
C000171406 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	2.80%
C000171406 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	8.30%
C000171406 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.10%
C000171406 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	55.90%
C000171406 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.00%
C000171406 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000171406 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171406 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000056119 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000056119 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000056119 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000056119 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000056119 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000056119 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.40%
C000056119 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.60%
C000056119 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	2.80%
C000056119 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	8.30%
C000056119 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.10%
C000056119 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	55.90%
C000056119 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.00%
C000056119 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000056119 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000056119 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000104365 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000104365 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000104365 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	11.60%
C000104365 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.40%
C000104365 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000104365 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.10%
C000104365 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.70%
C000104365 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.90%
C000104365 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.50%
C000104365 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%
C000104365 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.10%
C000104365 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000104365 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
C000104365 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000104365 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000104365 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000104365 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000104365 [Member] | Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000104365 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000104365 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000104365 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000104365 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000104366 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000104366 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000104366 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	11.60%
C000104366 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.40%
C000104366 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000104366 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.10%
C000104366 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.70%
C000104366 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.90%
C000104366 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.50%
C000104366 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%
C000104366 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.10%
C000104366 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000104366 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
C000104366 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000104366 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000104366 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000104366 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000104366 [Member] | Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000104366 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000104366 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000104366 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000104366 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171407 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000171407 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000171407 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	11.60%
C000171407 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171407 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000171407 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.10%
C000171407 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.70%
C000171407 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.90%
C000171407 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171407 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171407 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.10%
C000171407 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000171407 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
C000171407 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000171407 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000171407 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000171407 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000171407 [Member] | Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000171407 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000171407 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000171407 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000171407 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000104368 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000104368 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000104368 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	11.60%
C000104368 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.40%
C000104368 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000104368 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.10%
C000104368 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.70%
C000104368 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.90%
C000104368 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.50%
C000104368 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%
C000104368 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.10%
C000104368 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000104368 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
C000104368 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000104368 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000104368 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000104368 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000104368 [Member] | Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000104368 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000104368 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000104368 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000104368 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%